INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
Raw materials	$ 1,381,021	$ 694,043	$ 500,263
Work in progress	23,855
Finished goods	75,201	145,429	118,387
Total inventory	1,480,077	839,472	618,650
Research and development supplies		167,378	671,845
Inventory expensed to cost of goods sold	$ 555,697	$ 446,239	$ 458,436